INCOME TAX -Operating loss carryforward (Details) € in Thousands, £ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards			$ 470,713
Effective income tax rate	(0.08%)	0.01%
2026
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards			43,523
2027
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards			151,292
2028
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards			275,898
Netherlands
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards subject to expiration			$ 94,088
Term of operating loss carry forward | €						€ 1,000
Effective income tax rate			25.80%	25.80%	25.80%
Percentage of taxable profits			50.00%
UK
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards subject to expiration			$ 140,725
Effective income tax rate			25.00%	19.00%	19.00%
Annual limit of utilization | £							£ 5,000